Expense Example, No Redemption - FidelityAdvisorEquityValueFund-AMCIZPRO - FidelityAdvisorEquityValueFund-AMCIZPRO - Fidelity Advisor Equity Value Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Equity Value Fund - Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	916
5 Years	1,167
10 Years	1,881
Fidelity Advisor Equity Value Fund - Class C
Expense Example, No Redemption:
1 Year	193
3 Years	599
5 Years	1,030
10 Years	2,031
Fidelity Advisor Equity Value Fund - Class M
Expense Example, No Redemption:
1 Year	486
3 Years	772
5 Years	1,079
10 Years	1,949
Fidelity Advisor Equity Value Fund - Class I
Expense Example, No Redemption:
1 Year	90
3 Years	281
5 Years	488
10 Years	1,084
Fidelity Advisor Equity Value Fund - Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	240
5 Years	417
10 Years	$ 930